Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 10, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2014